Tangible assets - Disclosure of detailed information about property, plant and equipment (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment for own use
Carrying amount	€ 31,212	€ 32,926	€ 33,044
Property, plant and equipment for own use
Property, plant and equipment for own use
Carrying amount	12,636	13,408	13,489
Property, plant and equipment for own use | Cost
Property, plant and equipment for own use
Carrying amount	25,656	26,243	26,570
Property, plant and equipment for own use | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(12,619)	(12,637)	(12,892)
Property, plant and equipment for own use | Impairment losses
Property, plant and equipment for own use
Carrying amount	(401)	(198)	(189)
Property, plant and equipment for own use | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	1,918	2,183	2,413
Land and buildings
Property, plant and equipment for own use
Carrying amount	9,244	9,809	9,981
Land and buildings | Cost
Property, plant and equipment for own use
Carrying amount	15,113	14,973	14,623
Land and buildings | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(5,516)	(5,010)	(4,467)
Land and buildings | Impairment losses
Property, plant and equipment for own use
Carrying amount	(353)	(154)	(175)
Land and buildings | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	1,882	2,104	2,349
IT equipment and fixtures
Property, plant and equipment for own use
Carrying amount	1,357	1,460	1,301
IT equipment and fixtures | Cost
Property, plant and equipment for own use
Carrying amount	5,283	5,614	5,285
IT equipment and fixtures | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(3,926)	(4,154)	(3,984)
IT equipment and fixtures | Impairment losses
Property, plant and equipment for own use
Carrying amount	0	0	0
IT equipment and fixtures | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	23	60	53
Furniture and vehicles
Property, plant and equipment for own use
Carrying amount	1,833	1,988	2,056
Furniture and vehicles | Cost
Property, plant and equipment for own use
Carrying amount	4,963	5,412	6,445
Furniture and vehicles | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(3,130)	(3,424)	(4,389)
Furniture and vehicles | Impairment losses
Property, plant and equipment for own use
Carrying amount	0	0	0
Furniture and vehicles | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	13	19	11
Construction in progress and other items
Property, plant and equipment for own use
Carrying amount	202	151	151
Construction in progress and other items | Cost
Property, plant and equipment for own use
Carrying amount	297	244	217
Construction in progress and other items | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(47)	(49)	(52)
Construction in progress and other items | Impairment losses
Property, plant and equipment for own use
Carrying amount	(48)	(44)	(14)
Construction in progress and other items | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	€ 0	€ 0	€ 0